Label	Element	Value
Innovator Growth Accelerated ETF® - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator Growth Accelerated ETF® - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator Growth Accelerated ETF® - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $492.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)